Equity Method Based Investees (Tables) - Frontline [Member]	12 Months Ended
Dec. 31, 2015
Summarized Financial Information, Balance Sheet Data

Summarized financial information for Frontline is presented below:

(i)	Balance sheet data:

	December 31
	2015	2014
	$ in thousands
Assets:
Current assets	12,036	11,445
Non Current assets	2,318	1,888
Total assets	14,354	13,333
Liabilities:
Current liabilities	1,681	1,663
Non Current liabilities	2,295	2,192
Total liabilities	3,976	3,855

Summarized Financial Information, Operating Results Data

NOTE 2 – EQUITY METHOD BASED INVESTEES (continued):

(ii)	Operating results data:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Operating results data:
Total revenues	27,795	28,776	27,210
Gross profit	23,053	20,688	19,565
Net income	11,699	11,538	11,106

Summarized Financial Information, Related Parties

(iii)	Other:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Related parties transactions included in:
Cost of products sold	470	682	852
Selling, general and administrative expenses	3,078	3,310	3,127

	December 31
	2015	2014
	$ in thousands
Balances with related parties (included in trade payables)	5,553	5,345